Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 12,456,051	₩ 12,195,432
Cash flows	(921,750)	(461,880)
Exchange rate changes	36,701	122,350
Fair value changes	(41,361)	(85,369)
Business Combinations		6,503
Spin-off		679,015
Other changes	260,544
Ending balance	11,790,185	12,456,051
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	142,998	12,998
Cash flows	(142,998)	130,000
Business Combinations		0
Other changes	0	0
Ending balance	0	142,998
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	793,113	394,187
Cash flows	(75,050)	398,529
Exchange rate changes	0	0
Business Combinations		0
Other changes	15	397
Ending balance	718,078	793,113
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,366,693	8,426,683
Cash flows	(84,082)	(189,878)
Exchange rate changes	36,701	122,350
Other changes	6,331	7,538
Ending balance	8,325,643	8,366,693
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,782,057	1,534,281
Cash flows	(402,465)	(401,054)
Business Combinations		6,503
Other changes	231,841	642,327
Ending balance	1,611,433	1,782,057
Long-term payables – other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,638,341	2,009,833
Cash flows	(400,245)	(400,245)
Other changes	22,357	28,753
Ending balance	1,260,453	1,638,341
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	111
Cash flows	0	0
Fair value changes	(9,212)	(111)
Other changes		0
Ending balance	(9,212)	0
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(267,151)	(182,661)
Cash flows	183,090	768
Fair value changes	(32,149)	(85,258)
Ending balance	₩ (116,210)	₩ (267,151)